John Hancock Funds

601 Congress Street

Boston, MA 02210

October 4, 2018

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:

John Hancock Bond Trust (the “Registrant”), on behalf of:
John Hancock ESG Core Bond Fund;

John Hancock Global Conservative Absolute Return Fund;

John Hancock Global Short Duration Credit Fund;

John Hancock Government Income Fund;

John Hancock High Yield Fund; and

John Hancock Investment Grade Bond Fund (collectively, the “Funds”)
File Nos. 002-66906; 811-03006

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds, each dated October 1, 2018, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the forms of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 133 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on September 27, 2018 via EDGAR.

If you have any questions or comments, please call me at 617-663-4311.

/s/ Thomas Dee

Thomas Dee

Assistant Secretary of the Trust